Credit risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Loan receivables	¥ 765,034	¥ 823,770
Accrued interest	273,923	153,181
Gross loan receivables	1,038,957	976,951
Loss allowance	(423,773)	(397,297)
Carrying amount	615,184	579,654
Stage 1 [Member]
Statement [Line Items]
Loan receivables	0	24,100
Gross loan receivables	0	24,100
Loss allowance	0	(3,919)
Carrying amount	0	20,181
Stage 3 [Member]
Statement [Line Items]
Loan receivables	765,034	698,520
Accrued interest	273,923	153,181
Gross loan receivables	1,038,957	851,701
Loss allowance	(423,773)	(372,880)
Carrying amount	615,184	478,821
Stage 2 [Member]
Statement [Line Items]
Loan receivables	0	101,150
Gross loan receivables	0	101,150
Loss allowance	0	(20,498)
Carrying amount	¥ 0	¥ 80,652